Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period	0				85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,037)	6,948
Comprehensive income (loss)	$ (1,339)				$ 17,347					$ 39,757	$ (3,661)	$ (56,540)